EQUITY (Details 4) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Currency translation adjustment [Abstract]
Other comprehensive income (loss) before reclassifications, currency translation adjustments	$ (123)	$ (115)	$ (376)	$ 685
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	0	0	(3)	0
Net other comprehensive income (loss) before tax, currency translation adjustments	(123)	(115)	(379)	685
Income tax related to items of other comprehensive income (loss), currency translation adjustments	32	0	33	0
Net other comprehensive income (loss) after tax, currency translation adjustment	(91)	(115)	(346)	685
Unrealized gain (loss) from available-for-sale securities
Other comprehensive income (loss) before reclassifications, available-for-sale-securities	163	83	364	73
Gains on marketable securities, included in financial expenses - net	(98)	(105)	(98)	(105)
Net other comprehensive income (loss) before tax, available-for-sale-securities	65	(22)	266	(32)
Income tax related to items of other comprehensive income (loss), available-for-sale-securities	1	8	(1)	7
Net other comprehensive income (loss) after tax, available-for-sale-securities	66	(14)	265	(25)
Unrealized gain (loss) on derivative financial instruments
Other comprehensive income (loss) before reclassifications, cash flow hedges	187	84	523	(108)
Loss on derivative financial instruments, included in net revenues	(2)	15	(2)	(1)
Net other comprehensive income (loss) before tax, cash flow hedges	185	99	521	(109)
Income tax related to items of other comprehensive income (loss), cash flow hedges	0	0	0	0
Net other comprehensive income (loss) after tax, cash flow hedges	185	99	521	(109)
Defined benefit plan items
Other comprehensive income (loss) before reclassifications, defined benefit plan	0	0	0	0
Loss on defined benefit plans, included in various statement of income items	0	(1)	0	(2)
Net other comprehensive income (loss) before tax, defined benefit plan	0	1	0	2
Income tax related to items of other comprehensive income (loss), defined benefit plan	0	0	0	2
Net other comprehensive income (loss) after tax, defined benefit plan	0	1	0	4
Other comprehensive income (loss) before reclassifications	227	52	511	650
Reclassification From Accumulated Other Comprehensive Income Current Period Before Tax
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	0	0	(3)	0
Gains on marketable securities, included in financial expenses - net	(98)	(105)	(98)	(105)
Loss on derivative financial instruments, included in net revenues	(2)	15	(2)	(1)
Loss on defined benefit plans, included in various statement of income items	0	(1)	0	(2)
Amounts reclassified from accumulated other comprehensive loss before tax	(100)	(91)	(103)	(108)
Net other comprehensive income (loss) before tax	127	(39)	408	542
Income tax related to items of other comprehensive income (loss)	33	8	32	5
Net other comprehensive income (loss) after tax	$ 160	$ (31)	$ 440	$ 547